Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 25, 2012 Pension Benefits	Nov. 27, 2011 Pension Benefits	Nov. 28, 2010 Pension Benefits	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit Minimum	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit Maximum	Nov. 25, 2012 Foreign pension plans, defined benefit	Nov. 25, 2012 Postretirement Benefits	Nov. 27, 2011 Postretirement Benefits	Nov. 28, 2010 Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,400,000,000	$ 1,200,000,000
Net gain (loss) recognized in net periodic benefit cost, net of tax, next twelve months			16,800,000							6,300,000
Expected duration of returns for the plan	20 years
Target allocation percentage of assets, domestic equity securities							43.00%	47.00%
Target allocation percentage of assets fixed income securities							43.00%	47.00%
Target allocation percentage of assets domestic other alternative investments							8.00%	12.00%
Fair value of plan assets			894,362,000	771,914,000	731,676,000	761,000,000			133,000,000	0	0	0
Estimated future employer contributions in next fiscal year			$ 31,700,000